Debt Financing (Details 4) (USD $)	1 Months Ended			12 Months Ended					2 Months Ended			2 Months Ended			12 Months Ended
	Jun. 30, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt Maximum	Dec. 31, 2012 Unsecured Debt Notes issued under Shelf Registration Statements	Dec. 31, 2012 Unsecured Debt Notes issued in March and August 2012	Dec. 31, 2012 Unsecured Debt 4.875% notes due 2015	Dec. 31, 2012 Unsecured Debt 5.875% notes due 2019	Dec. 31, 2012 Unsecured Debt 5.875% notes due 2022	Apr. 30, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Mar. 22, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary
Debt financings
Face amount of debt				$ 11,100,000,000		$ 750,000,000	$ 750,000,000	$ 750,000,000
Issuance of debt									1,250,000,000			1,500,000,000			750,000,000	550,000,000
Interest rate on debt (as a percent)						4.875%	5.875%	5.875%		8.625%	8.625%		8.75%	8.75%
Net proceeds from issuances of notes					2,220,000,000
Purchase of notes, cash consideration			1,750,000,000
Principal amount of previously issued notes that were repurchased		1,670,000,000
Losses recognized in connection with cancellation of notes	$ 61,100,000
Interest rate on debt, minimum (as a percent)				4.875%
Interest rate on debt, maximum (as a percent)				8.875%